Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2020
Disclosure of equity [abstract]
Equity
4. Summary of equity attributable to Novartis AG shareholders
	Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	2020	2019	H1 2020	H1 2019

Balance at beginning of year	2 265.0	2 311.2	55 474	78 614

Impact of change in accounting policy [1]				3

Restated equity at January 1			55 474	78 617

Shares acquired to be cancelled		– 32.8		– 2 819

Other share purchases	– 1.6	– 1.6	– 150	– 153

Exercise of options and employee transactions	14.7	5.5	823	200

Equity-based compensation	10.6	9.5	365	447

Shares delivered to Alcon employees as a result of the Alcon spin-off	0.3		29	32

Taxes on treasury share transactions [2]			30	– 185

Increase of treasury share repurchase obligation under a share buyback trading plan				– 2 289

Dividends to shareholders of Novartis AG			– 6 987	– 6 645

Dividend in kind to effect the spin-off of Alcon Inc. [3]				– 23 434

Net income of the period attributable to shareholders of Novartis AG			4 043	8 565

Other comprehensive income attributable to shareholders of Novartis AG			176	– 667

Transaction costs, net of taxes [4]				– 253

Impact of change in ownership of consolidated entities				– 3

Other movements [5]			9	13

Balance at June 30	2 289.0	2 291.8	53 812	51 426

[1] In H1 2019, the impact of change in accounting policy includes USD 3 million related to the implementation of IFRS 16 Leases.
[2] Included in H1 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings.

This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.

[3] Fair value of the dividend in kind of Alcon Inc. shares to Novartis AG shareholders (see Notes 2 and 3 for further details).
[4] In H1 2019, Transaction costs directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders.
[5] Impact of hyperinflationary economies